Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,400,000
Previously Paid Amount	0.00
Total Fee Amount	193.34
Total Offset Amount	0.00
Net Fee	193.34
Narrative - Max Aggregate Offering Price	$ 1,400,000
Final Prospectus	true